Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022				$ (2,037,000)	$ 682,056		$ (2,075,815)	$ (3,430,759)
Balance, shares at Dec. 31, 2022		226
Treasury stock, shares at Dec. 31, 2022				(94)
Net loss							(10,283,109)	(10,283,109)
Issuance of common stock to consultants for services					4,493,333			4,493,333
Issuance of common stock to consultants for services, shares		16
Issuance of common stock to employees for services					1,379,196			1,379,196
Issuance of common stock to employees for services, shares		5
Issuance of common stock for conversion of dividend payable					3,925,273			3,925,273
Issuance of common stock for convesion of dividend payable, shares		14
Unrealized loss in fair value of short-term investments						(1,662)		(1,662)
Balance at Dec. 31, 2023				$ (2,037,000)	10,479,858	(1,662)	(12,358,924)	$ (3,917,728)
Balance, shares at Dec. 31, 2023		262
Treasury stock, shares at Dec. 31, 2023				(94)				94
Realized gain in fair value of short-term investments						1,662		$ 1,662
Common stock exchanged in Merger					(3,854,693)			(3,854,693)
Issuance of common stock exchanged in Merger, shares		(262)
Issuance of common stock - Series A exchanged in Merger		$ 23			(23)
Issuance of common stock - Series A exchanged in Merger, shares		230,765
Issuance of common stock - Series B issued in Merger			$ 3		(3)
Issuance of common stock - Series B issued in Merger, shares			34,337
Net loss							(1,301,864)	(1,301,864)
Balance at Mar. 31, 2024		$ 23	$ 3	$ (2,037,000)	6,625,139		(13,660,788)	(9,072,623)
Balance, shares at Mar. 31, 2024		230,765	34,337
Treasury stock, shares at Mar. 31, 2024				(94)
Balance at Dec. 31, 2023				$ (2,037,000)	10,479,858	(1,662)	(12,358,924)	$ (3,917,728)
Balance, shares at Dec. 31, 2023		262
Treasury stock, shares at Dec. 31, 2023				(94)				94
Realized gain in fair value of short-term investments						1,662		$ 1,662
Issuance of common stock exchanged in Merger, shares		(262)
Issuance of common stock - Series A exchanged in Merger		$ 23			(23)
Issuance of common stock - Series A exchanged in Merger, shares		230,765
Issuance of common stock - Series B issued in Merger			$ 3		(3)
Issuance of common stock - Series B issued in Merger, shares			34,337
Net loss							(8,795,419)	(8,795,419)
Issuance of common stock for interest and make good		$ 1			700,820			700,821
Issuance of common stock for interest and make good, shares		14,461
Issuance of common stock for conversion of notes		$ 28			9,989,632			9,989,660
Issuance of common stock for conversion of notes, shares		275,748
Stock-based compensation - options					538,323			538,323
Issuance of common stock exchanged in Merger					(3,854,693)			(3,854,693)
Revaluation of costs of merger					385,000		(1,153)	383,847
Stock-based compensation - common stock					119,959			119,959
Stock-based compensation - common stock, shares		1,437
Debt refinance conversion					192,787			192,787
Balance at Dec. 31, 2024		$ 52	$ 3	$ (2,037,000)	18,551,660		(21,155,496)	$ (4,640,781)
Balance, shares at Dec. 31, 2024		522,411	34,337
Treasury stock, shares at Dec. 31, 2024				(94)				94
Net loss							(2,670,322)	$ (2,670,322)
Issuance of common stock for interest and make good		$ 5			1,087,508			1,087,513
Issuance of common stock for interest and make good, shares		48,048
Issuance of common stock for conversion of notes		$ 1			1,654,999			1,655,000
Issuance of common stock for conversion of notes, shares		13,240
Stock-based compensation - options					3,341			3,341
Balance at Mar. 31, 2025		$ 58	$ 3	$ (2,037,000)	$ 21,297,508		$ (23,825,818)	$ (4,565,249)
Balance, shares at Mar. 31, 2025		583,699	34,337
Treasury stock, shares at Mar. 31, 2025				(94)				94